STATEMENTS OF CASH FLOWS (FY) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 307,638	$ 2,872,889
Adjustments to reconcile net income to net cash used in operating activities:
Dividends and interest on Trust Account	(539,275)	(4,638,361)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(129,825)	72,716
Accounts payable	55,364	(29,868)
Accrued expenses	0	25,000
Accrued offering costs	25,000	0
Franchise tax payable	54,000	146,050
Income tax payable	113,000	920,660
Net cash used in operating activities	(114,098)	(630,914)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(220,520,770)	0
Trust Account withdrawals for the payment of franchise taxes and income taxes	0	265,057
Net cash provided by investing activities	(220,520,770)	265,057
Cash Flows from Financing Activities:
Payment of offering costs	(4,935,039)	0
Proceeds from issuance of common stock to Sponsor	25,000	0
Proceeds from sale of warrants	5,910,416	0
Proceeds from sale of Units	220,520,770	0
Proceeds from Promissory Note - related party	218,610	0
Repayment of Promissory Note - related party	(218,610)	0
Net cash provided by (used in) financing activities	221,521,147	0
Net Change in Cash	886,279	(365,857)
Cash - Beginning	0	886,279
Cash - Ending	886,279	520,422
Supplemental Disclosure for Cash Flow activities:
Cash paid for income taxes	0	153,617
Non-Cash investing and financing activities:
Initial classification of common stock subject to redemption	209,511,210	0
Initial classification of deferred underwriting fee payable	7,718,227	0
Change in value of common stock subject to possible redemption	400,660	2,897,890
Reversal of deferred offering costs over accrual	$ 0	$ 25,000